Document and Entity Information	Jul. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 24, 2025
Entity Registrant Name	Offerpad Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address Address Line 1	433 S. Farmer Avenue
Entity Address Address Line 2	Suite 500
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85281
City Area Code	844
Local Phone Number	388-4539
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001825024
Amendment Flag	false